Administrative expenses	12 Months Ended
Dec. 31, 2021
Administrative expenses.
Administrative expenses

8.Administrative expenses

	2021	2020	2019
	$’000	$'000	$'000

Facilities, short term rental and upkeep	23,210	12,872	12,881
Depreciation (note 14)	13,917	6,240	2,392
Amortization (note 15)	4,115	2,912	4,198
Travel costs	8,654	6,815	13,475
Staff costs (note 8.3)	101,567	78,376	45,523
Key management compensation (note 30.2)	25,642	13,776	20,215
Share-based payment expense (note 28)	11,780	8,342	351,054
Professional fees	49,685	38,200	15,275
Business combination transaction costs	15,779	13,727	3,745
Impairment of withholding tax receivables*	61,810	31,533	44,586
Net (gain)/loss on disposal of property, plant and equipment	(2,499)	(764)	5,819
Operating taxes	1,561	2,239	505
Other	21,290	21,844	36,617
	336,511	236,112	556,285

*      Withholding tax receivables were impaired following the Group’s assessment of the recoverability of withholding tax assets based on a five year cash flow projection and an analysis of the utilization of withholding tax balances against future income tax liabilities.

Foreign exchange gains and losses on administrative expenses are included in Other.

8.1Reversal of loss allowance/(loss allowance) on trade receivables

The net credit for the year of $34.0 million (2020: expense of $13.1 million and 2019: expense of $27.9 million) arising in respect of loss allowances for trade receivables represents the net impact of the reversal of allowances made in previous years in respect of balances recovered in the year or no longer considered doubtful partially offset by new or increased provisions for balances now assessed as doubtful.

8.2Staff costs are analyzed as follows:

	2021	2020	2019
	$’000	$'000	$'000

Salaries and wages	106,754	85,690	54,632
Pension contribution – employer	4,854	3,780	2,474
Other benefits	16,282	13,494	8,978
Share-based payment expense (note 28)	11,780	8,342	351,054
	139,670	111,306	417,138

Other benefits are comprised of employee related insurances, employee training costs, staff entertainment and redundancy costs.

8.3Staff costs were classified as:

	2021	2020	2019
	$’000	$'000	$'000

Cost of sales	26,323	24,588	20,561
Administrative expenses	113,347	86,718	396,577
	139,670	111,306	417,138